JPMorgan SmartRetirement Blend 2060 Fund Investment Objectives and Goals - R2 R3 R4 R5 R6 Shares [Member] - JPMorgan SmartRetirement Blend 2060 Fund	Jun. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Class/Ticker: R2/JATPX; R3/JATQX; R4/JATUX; R5/JAABX; R6/JAAYX
Objective [Heading]	What is the goal of the Fund?
Objective, Primary [Text Block]	The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.